Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory
Schedule of inventory

	December 31,	December 31,
	2019	2020
Raw materials	510,990	579,842
Work in process	1,862	2,995
Finished goods	291,116	381,387
Merchandise	95,987	121,978
Less: write-downs	(10,427)	(4,649)
Total	889,528	1,081,553